Share-based compensation - Additional Information (Detail)		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) $ / shares
Disclosure of classes of share capital [line items]
Weighted average share price | $ / shares		$ 0.93	$ 3.57
Employer contributions to employee retirement savings plan percentage of employee contribution		1.00%	1.25%
Percentage of employees contribution	10.00%
Non-current liability		$ 0	$ 0
Deferred share unit [member]
Disclosure of classes of share capital [line items]
Number of options outstanding,		847,100	189,122
Current liability		$ 1,000,000	$ 1,000,000